Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per Share
Earnings per Share

17. Earnings per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders:

	December 31, 2023	December 31, 2022
Net Income (loss)	$16,371,134	$(487,493)
Weighted average shares outstanding:
Basic	13,671,376	13,387,344

Add: dilutive effect of stock options, SARs and Airship warrants	6,719,287	-
Diluted	20,390,663	13,387,344

Income (loss) per share
Basic	$1.20	$(0.04)
Diluted	$0.80	$(0.04)

The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	December 31, 2023	December 31, 2022
Public Warrants	16,184,612	-
Private Warrants	515,000	-
Convertible debt	452,240	-
Warrants	53,800	-
Outstanding stock options	-	4,162,067
SARs	-	1,758,100
	17,205,652	5,920,167

The 5,000,000 Earnout Shares are excluded from basic and diluted net loss per share as such shares are contingently issuable until the Company exceeds certain milestone thresholds that have not been achieved as of December 31, 2023.

As a result of the Merger, the weighted-average number of shares of Common Stock used in the calculation of net income (loss) per share have been retroactively converted by applying the conversion ratio.